Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2017
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Short-term borrowings
Short-term borrowings as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	Lender	Annual interest rate (%)	December 31, 2017		December 31, 2016
Short-term borrowings	Shinhan Bank	2.85	￦	30,000	—
	Woori Bank	2.88		—	2,614
Commercial paper	KEB Hana Bank	1.67		50,000	—
Bank overdraft	KEB Hana Bank	3.17		30,000	—
	Shinhan Bank	3.38		20,000	—

			￦	130,000	2,614

Long-term borrowings
Long-term borrowings as of December 31, 2017 and 2016 are as follows:

(In millions of won )
Lender	Annual interest rate (%)	Maturity	December 31, 2017		December 31, 2016
Korea Development Bank(*1)	3.20	Mar. 31, 2020	￦	30,000	—
KEB Hana Bank	3.18	Feb. 28, 2019		40,000	—
Kookmin Bank	1.29	Mar. 15, 2017		—	500
Kookmin Bank	1.95	Mar. 15, 2018		717	3,583
Korea Development Bank(*2)	1.99	Jul. 30, 2019		22,750	35,750
Korea Development Bank(*2)	1.99	Jul. 30, 2019		5,833	9,167
Korea Development Bank(*2)	2.27	Dec. 20, 2021		49,000	49,000
Korea Development Bank(*2)	2.37	Dec. 21, 2022		50,000	—
Export Kreditnamnden(*3)	1.70	Apr. 29, 2022		55,471	76,493
				(USD 51,775)	(USD 63,296)

Sub-total				253,771	174,493
Less present value discount				(954)	(1,586)

				252,817	172,907
Less current portion				(41,331)	(33,191)

			￦	211,486	139,716

(*1)	SK Planet Co., Ltd., one of the subsidiaries of the Parent Company entered into a floating-to-fixed interest rate swap agreement to hedge the interest rate risk.

(*2)	SK Broadband Co., Ltd., one of the subsidiaries of the Parent Company entered into a floating-to-fixed interest rate swap agreement to hedge the interest rate risk.

(*3)	The long-term borrowings are to be repaid by installments on an annual basis from 2014 to 2022.

Debentures
Debentures as of December 31, 2017 and 2016 are as follows:

(In millions of won, thousands of U.S. dollars and thousands of other currencies)
	Purpose	Maturity		Annual interest rate (%)	December 31, 2017		December 31, 2016
Unsecured corporate bonds	Other fund	2018		5.00	￦	200,000		200,000
Unsecured corporate bonds	Operating fund	2021		4.22		190,000		190,000
Unsecured corporate bonds	Operating and refinancing fund	2019		3.24		170,000		170,000
Unsecured corporate bonds		2022		3.30		140,000		140,000
Unsecured corporate bonds		2032		3.45		90,000		90,000
Unsecured corporate bonds	Operating fund	2023		3.03		230,000		230,000
Unsecured corporate bonds		2033		3.22		130,000		130,000
Unsecured corporate bonds		2019		3.30		50,000		50,000
Unsecured corporate bonds		2024		3.64		150,000		150,000
Unsecured corporate bonds(*1)		2029		4.72		60,278		59,600
Unsecured corporate bonds	Refinancing fund	2019		2.53		160,000		160,000
Unsecured corporate bonds		2021		2.66		150,000		150,000
Unsecured corporate bonds		2024		2.82		190,000		190,000
Unsecured corporate bonds	Operating and refinancing fund	2022		2.40		100,000		100,000
Unsecured corporate bonds	refinancing fund	2025		2.49		150,000		150,000
Unsecured corporate bonds		2030		2.61		50,000		50,000
Unsecured corporate bonds	Operating fund	2018		1.89		90,000		90,000
Unsecured corporate bonds		2025		2.66		70,000		70,000
Unsecured corporate bonds		2030		2.82		90,000		90,000
Unsecured corporate bonds	Operating and refinancing fund	2018		2.07		80,000		80,000
Unsecured corporate bonds		2025		2.55		100,000		100,000
Unsecured corporate bonds		2035		2.75		70,000		70,000
Unsecured corporate bonds	Operating fund	2019		1.65		70,000		70,000
Unsecured corporate bonds		2021		1.80		100,000		100,000
Unsecured corporate bonds		2026		2.08		90,000		90,000
Unsecured corporate bonds		2036		2.24		80,000		80,000
Unsecured corporate bonds		2019		1.62		50,000		50,000
Unsecured corporate bonds		2021		1.71		50,000		50,000
Unsecured corporate bonds		2026		1.97		120,000		120,000
Unsecured corporate bonds		2031		2.17		50,000		50,000
Unsecured corporate bonds	Refinancing fund	2020		1.93		60,000		—
Unsecured corporate bonds		2022		2.17		120,000		—
Unsecured corporate bonds		2027		2.55		100,000		—
Unsecured corporate bonds	Operating and refinancing fund	2032		2.65		90,000		—
Unsecured corporate bonds	Operating fund	2020		2.39		100,000		—
Unsecured corporate bonds	Operating and refinancing fund	2022		2.63		80,000		—
Unsecured corporate bonds	Refinancing fund	2027		2.84		100,000		—
Unsecured corporate bonds(*2)	Operating fund	2017		4.28		—		100,000
Unsecured corporate bonds(*2)		2017		3.27		—		120,000
Unsecured corporate bonds(*2)		2019		3.49		210,000		210,000
Unsecured corporate bonds(*2)		2019		2.76		130,000		130,000
Unsecured corporate bonds(*2)		2018		2.23		50,000		50,000
Unsecured corporate bonds(*2)		2020		2.49		160,000		160,000
Unsecured corporate bonds(*2)		2020		2.43		140,000		140,000
Unsecured corporate bonds(*2)		2020		2.18		130,000		130,000
Unsecured corporate bonds(*2)		2019		1.58		50,000		50,000
Unsecured corporate bonds(*2)	Operating and refinancing fund	2021		1.77		120,000		120,000
Unsecured corporate bonds(*2)	Operating fund	2022		2.26		150,000		—
Unsecured corporate bonds(*2)	Refinancing fund		2022			2.34		30,000	—
Unsecured corporate bonds(*2)	Operating and refinancing fund		2022			2.70		140,000	—
Unsecured corporate bonds(*3)	Operating fund		2017			3.48		—	20,000
Convertible bonds(*4)			2019			1.00		5,558	—
Unsecured global bonds			2027			6.63		428,560	483,400
								(USD 400,000)	(USD 400,000)
Unsecured private Swiss bonds			2017			1.75		—	354,399
bonds									(CHF 300,000)
Unsecured global bonds			2018			2.13		749,980	845,950
								(USD 700,000)	(USD 700,000)
Unsecured corporate Australian bonds			2017			4.75		—	261,615
									(AUD 300,000)
Floating rate notes(*5)			2020			3M Libor + 0.88		321,420	362,550
								(USD 300,000)	(USD 300,000)
Foreign global bonds(*2)			2018			2.88		321,420	362,550
								(USD 300,000)	(USD 300,000)

Sub-total								7,107,216	7,220,064
Less discounts on bonds								(21,029)	(25,858)

								7,086,187	7,194,206
Less current portion of bonds								(1,489,617)	(855,276)

							￦	5,596,570	6,338,930

(*1)	The Group eliminated a measurement inconsistency of accounting profit or loss between the bonds and related derivatives by designating the structured bonds as financial liabilities at fair value through profit or loss. The carrying amount of financial liabilities designated at fair value through profit or loss exceeds the principal amount required to pay at maturity by ￦10,278 million as of December 31, 2017.

(*2)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd.

(*3)	Unsecured corporate bonds were issued by PS&Marketing Corporation.

(*4)	During the year ended December 31, 2017, the Parent Company sold the convertible bonds issued by IRIVER LIMITED to third parties.

(*5)	As of December 31, 2017, 3M LIBOR rate is 1.69%.